Fair Value Measurements - Company's financial assets and liabilities (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jan. 11, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term investments:
Assets, Fair Value Disclosure	$ 155,542,000			$ 13,684,000
Short-term Investments [Member] | Corporate Debt Securities [Member]
Short-term investments:
Investments held in Trust Account				4,299,000
Short-term Investments [Member] | Mutual Fund [Member]
Short-term investments:
Investments held in Trust Account				7,992,000
Short-term Investments [Member] | Bank Time Deposits [Member]
Short-term investments:
Investments held in Trust Account	150,000,000
Ivanhoe Capital Acquisition Corp [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	20,759,730		$ 22,148,000
Convertible note - related party	1,064,140
Fair Value, Recurring [Member]
Assets:
Restricted cash	547,000			289,000	$ 583,000
Short-term investments:
Assets, Fair Value Disclosure				13,684,000	25,781,000
Fair Value, Recurring [Member] | Money Market Funds [Member]
Assets:
Cash equivalents in money market funds	4,995,000			1,104,000	25,198,000
Fair Value, Recurring [Member] | Short-term Investments [Member] | Corporate Debt Securities [Member]
Short-term investments:
Investments held in Trust Account				4,299,000
Fair Value, Recurring [Member] | Short-term Investments [Member] | Mutual Fund [Member]
Short-term investments:
Investments held in Trust Account				7,992,000
Fair Value, Recurring [Member] | Ivanhoe Capital Acquisition Corp [Member]
Short-term investments:
Assets, Fair Value Disclosure				0
Fair Value, Inputs, Level 1 [Member]
Short-term investments:
Assets, Fair Value Disclosure	4,995,000			1,104,000
Fair Value, Inputs, Level 1 [Member] | Short-term Investments [Member] | Corporate Debt Securities [Member]
Short-term investments:
Investments held in Trust Account				0
Fair Value, Inputs, Level 1 [Member] | Short-term Investments [Member] | Mutual Fund [Member]
Short-term investments:
Investments held in Trust Account				0
Fair Value, Inputs, Level 1 [Member] | Short-term Investments [Member] | Bank Time Deposits [Member]
Short-term investments:
Investments held in Trust Account	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Assets:
Restricted cash	0			0	0
Short-term investments:
Assets, Fair Value Disclosure				1,104,000	25,198,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Money Market Funds [Member]
Assets:
Cash equivalents in money market funds	4,995,000			1,104,000	25,198,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member] | Corporate Debt Securities [Member]
Short-term investments:
Investments held in Trust Account				0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member] | Mutual Fund [Member]
Short-term investments:
Investments held in Trust Account				0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Ivanhoe Capital Acquisition Corp [Member]
Short-term investments:
Investments held in Trust Account	276,052,152
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Public Warrants | Ivanhoe Capital Acquisition Corp [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	13,340,000
Level 2
Short-term investments:
Assets, Fair Value Disclosure	150,547,000			12,580,000
Level 2 | Short-term Investments [Member] | Corporate Debt Securities [Member]
Short-term investments:
Investments held in Trust Account				4,299,000
Level 2 | Short-term Investments [Member] | Mutual Fund [Member]
Short-term investments:
Investments held in Trust Account				7,992,000
Level 2 | Short-term Investments [Member] | Bank Time Deposits [Member]
Short-term investments:
Investments held in Trust Account	150,000,000
Level 2 | Fair Value, Recurring [Member]
Assets:
Restricted cash	547,000			289,000	583,000
Short-term investments:
Assets, Fair Value Disclosure				12,580,000	583,000
Level 2 | Fair Value, Recurring [Member] | Money Market Funds [Member]
Assets:
Cash equivalents in money market funds	0			0	0
Level 2 | Fair Value, Recurring [Member] | Short-term Investments [Member] | Corporate Debt Securities [Member]
Short-term investments:
Investments held in Trust Account				4,299,000
Level 2 | Fair Value, Recurring [Member] | Short-term Investments [Member] | Mutual Fund [Member]
Short-term investments:
Investments held in Trust Account				7,992,000
Fair Value, Inputs, Level 3 [Member]
Short-term investments:
Assets, Fair Value Disclosure	0			0
Fair Value, Inputs, Level 3 [Member] | Short-term Investments [Member] | Corporate Debt Securities [Member]
Short-term investments:
Investments held in Trust Account				0
Fair Value, Inputs, Level 3 [Member] | Short-term Investments [Member] | Mutual Fund [Member]
Short-term investments:
Investments held in Trust Account				0
Fair Value, Inputs, Level 3 [Member] | Short-term Investments [Member] | Bank Time Deposits [Member]
Short-term investments:
Investments held in Trust Account	0
Fair Value, Inputs, Level 3 [Member] | Ivanhoe Capital Acquisition Corp [Member]
Liabilities, Fair Value Disclosure [Abstract]
Convertible note - related party	1,064,140	$ 631,260		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Assets:
Restricted cash	0			0	0
Short-term investments:
Assets, Fair Value Disclosure				0	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Money Market Funds [Member]
Assets:
Cash equivalents in money market funds	0			0	$ 0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member] | Corporate Debt Securities [Member]
Short-term investments:
Investments held in Trust Account				0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Short-term Investments [Member] | Mutual Fund [Member]
Short-term investments:
Investments held in Trust Account				$ 0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Ivanhoe Capital Acquisition Corp [Member]
Liabilities, Fair Value Disclosure [Abstract]
Convertible note - related party	1,064,140
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Public Warrants | Ivanhoe Capital Acquisition Corp [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities			14,628,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants | Ivanhoe Capital Acquisition Corp [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative warrant liabilities	$ 7,419,730		$ 7,520,000